Issued Capital and Reserves (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 21, 2020	Jul. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Number of shares issued			20,000	20,000	20,000
Par value per share			$ 1.00	$ 1.00	$ 1.00
Dividends paid	$ 27,500		$ 24,146	$ 33,881	$ (0)
Navios Holdings [member]
Disclosure of subsidiaries [line items]
Dividends paid		$ 6,381